Subsequent Events (Details Narrative) - $ / shares	Feb. 03, 2026	Jul. 28, 2025	Dec. 31, 2025	Dec. 23, 2025	Oct. 22, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Maximum [Member]
Subsequent Event [Line Items]
Common stock, par value						$ 0.00001
Maximum [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares issued		1,500,000
Common stock, par value		$ 0.0001
Subsequent Event [Member] | Prepaid Forward Purchase Agreement [Member]
Subsequent Event [Line Items]
Termination price	$ 12.00
Warrant execise price	10.00
Subsequent Event [Member] | Prepaid Forward Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Volume weighted average price	2.50
Subsequent Event [Member] | Prepaid Forward Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Volume weighted average price	$ 5.00